April 30, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Health Innovation Active ETF | BMED | NYSE Arca

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
iShares Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 35.4%
4D Molecular Therapeutics Inc.(a)	177	$596
AbbVie Inc.	420	81,942
AC Immune SA(a)	350	606
Alkermes PLC(a)	522	15,018
Allogene Therapeutics Inc.(a)(b)	1,179	1,981
Alnylam Pharmaceuticals Inc.(a)	146	38,433
Amgen Inc.	158	45,965
Arcellx Inc.(a)	211	13,704
Arcus Biosciences Inc.(a)	272	2,380
Argenx SE, ADR(a)(b)	172	110,964
Arrowhead Pharmaceuticals Inc.(a)	127	1,764
Ascendis Pharma A/S, ADR(a)	84	14,317
Autolus Therapeutics PLC , ADR(a)(b)	1,221	1,722
Beam Therapeutics Inc.(a)	305	6,079
BeiGene Ltd., ADR(a)(b)	170	44,168
Bicycle Therapeutics PLC, ADR(a)	147	1,258
Biogen Inc.(a)	168	20,341
Biohaven Ltd., NVS(a)(b)	124	2,743
BioNTech SE, ADR(a)(b)	47	4,895
Blueprint Medicines Corp.(a)	83	7,429
Bridgebio Pharma Inc.(a)	552	21,175
Denali Therapeutics Inc.(a)	546	9,091
Disc Medicine Inc.(a)	79	3,904
Dyne Therapeutics Inc.(a)	330	3,891
Exact Sciences Corp.(a)	907	41,395
Exelixis Inc.(a)	1,234	48,311
Genmab A/S(a)	125	26,505
Gilead Sciences Inc.	644	68,612
Halozyme Therapeutics Inc.(a)	690	42,380
Insmed Inc.(a)	333	23,976
Ionis Pharmaceuticals Inc.(a)	250	7,677
Merus NV(a)	160	7,282
Metsera Inc., NVS(a)(b)	321	7,739
Moderna Inc.(a)	325	9,275
MoonLake Immunotherapeutics, Class A, NVS(a)	55	2,314
Natera Inc.(a)	336	50,712
Neurocrine Biosciences Inc.(a)	353	38,015
Nuvalent Inc., Class A(a)	211	16,194
ORIC Pharmaceuticals Inc.(a)	392	2,238
Protagonist Therapeutics Inc.(a)	134	6,140
Prothena Corp. PLC(a)	235	2,162
PTC Therapeutics Inc.(a)	426	21,232
REGENXBIO Inc.(a)	306	2,941
Revolution Medicines Inc.(a)	191	7,713
Rhythm Pharmaceuticals Inc.(a)	660	43,025
Roivant Sciences Ltd.(a)(b)	1,578	18,336
Spyre Therapeutics Inc.(a)(b)	53	807
Stoke Therapeutics Inc.(a)	879	8,579
Summit Therapeutics Inc.(a)	90	2,171
TScan Therapeutics Inc.(a)	1,676	2,690
Twist Bioscience Corp.(a)(b)	214	8,200
United Therapeutics Corp.(a)	75	22,732
Vigil Neuroscience Inc.(a)	363	762
Viking Therapeutics Inc.(a)	70	2,021
Vir Biotechnology Inc.(a)(b)	340	2,081
Voyager Therapeutics Inc.(a)	585	2,083
Xenon Pharmaceuticals Inc.(a)	448	17,114
Zealand Pharma A/S(a)	188	13,297
		1,031,077
Security	Shares	Value
Health Care Equipment & Supplies — 24.9%
Abbott Laboratories	824	$107,738
Abiomed Inc., CVR(c)	246	544
Alcon AG	225	21,962
Becton Dickinson & Co.	69	14,289
Boston Scientific Corp.(a)	1,293	133,011
Dexcom Inc.(a)	247	17,631
Edwards Lifesciences Corp.(a)	1,101	83,114
Glaukos Corp.(a)	127	11,970
Hologic Inc.(a)	554	32,243
Inspire Medical Systems Inc.(a)	40	6,335
Insulet Corp.(a)	245	61,811
Intuitive Surgical Inc.(a)	104	53,643
Medtronic PLC	1,007	85,353
Novocure Ltd.(a)	804	14,585
Nyxoah SA, Class B(a)(b)	455	2,794
Penumbra Inc.(a)	118	34,555
Sonova Holding AG, Registered	63	19,367
Stryker Corp.	65	24,305
		725,250
Health Care Providers & Services — 8.6%
Cencora Inc.	255	74,631
CVS Health Corp.	190	12,675
Guardant Health Inc.(a)	882	41,657
Labcorp Holdings Inc.	117	28,198
McKesson Corp.	100	71,279
Quest Diagnostics Inc.	125	22,277
		250,717
Industrial Conglomerates — 0.0%
Frequency Therapeutics Inc., NVS(c)	420	—
Life Sciences Tools & Services — 11.3%
Bio-Techne Corp.	686	34,540
Danaher Corp.	143	28,504
IQVIA Holdings Inc.(a)	121	18,764
Lonza Group AG, Registered	132	94,843
QIAGEN NV	662	28,301
Repligen Corp.(a)	390	53,816
Thermo Fisher Scientific Inc.	62	26,598
Waters Corp.(a)	45	15,648
West Pharmaceutical Services Inc.	136	28,735
		329,749
Pharmaceuticals — 12.8%
Arvinas Inc.(a)	390	3,752
Axsome Therapeutics Inc.(a)	94	10,555
Bristol-Myers Squibb Co.	1,087	54,567
Daiichi Sankyo Co. Ltd.	400	10,232
Edgewise Therapeutics Inc.(a)	352	5,773
Eli Lilly & Co.	25	22,474
Johnson & Johnson	270	42,204
Mirati Therapeutics Inc., NVS(c)	334	247
Novartis AG, Registered	255	29,085
Pfizer Inc.	1,206	29,439
Roche Holding AG, NVS	249	81,420
Structure Therapeutics Inc.(a)(b)	107	2,889
Teva Pharmaceutical Industries Ltd., ADR(a)	465	7,212
UCB SA	396	72,602
WaVe Life Sciences Ltd.(a)	195	1,505
		373,956
Total Common Stocks — 93.0% (Cost: $2,667,945)		2,710,749

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Life Sciences Tools & Services — 1.7%
Sartorius AG, Preference Shares, NVS	194	$50,361
Total Preferred Stocks — 1.7% (Cost: $61,335)		50,361
Total Long-Term Investments — 94.7% (Cost: $2,729,280)		2,761,110
Short-Term Securities
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	156,819	156,882
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	170,000	170,000
Total Short-Term Securities — 11.2% (Cost: $326,838)		326,882
Total Investments — 105.9% (Cost: $3,056,118)		3,087,992
Liabilities in Excess of Other Assets — (5.9)%		(172,575)
Net Assets — 100.0%		$2,915,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$286,285	$—	$(129,389)(a)	$20	$(34)	$156,882	156,819	$926 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	270,000	—	(100,000)(a)	—	—	170,000	170,000	5,432	—
				$20	$(34)	$326,882		$6,358	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares Health Innovation Active ETF
(Formerly BlackRock Future Health ETF)

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,362,607	$347,351	$791	$2,710,749
Preferred Stocks	—	50,361	—	50,361
Short-Term Securities
Money Market Funds	326,882	—	—	326,882
	$2,689,489	$397,712	$791	$3,087,992

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares